ARK 21SHARES ACTIVE BITCOIN ETHEREUM STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
ARK 21Shares Active Bitcoin Futures Strategy ETF(a)(d)	22,860	$1,283,310
ARK 21Shares Active Ethereum Futures Strategy ETF(a)(d)	85,272	3,361,976
TOTAL EXCHANGE TRADED FUNDS (Cost $4,920,244)		4,645,286

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(b)	9,232	9,232
TOTAL SHORT-TERM INVESTMENTS (Cost $9,232)		9,232

TOTAL INVESTMENTS - 100.0% (Cost $4,929,476)		$4,654,518
Liabilities in Excess of Other Assets - (0.0%)(c)		(1,200)
TOTAL NET ASSETS - 100.0%		$4,653,318

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.
(d)	Affiliated Company.

ARK 21SHARES ETFs

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the ARK 21Shares Active Bitcoin Ethereum Strategy ETF (the “Fund”) has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$4,645,286	$—	$—	$4,645,286
Money Market Funds	9,232	—	—	9,232
Total Investments in Securities	$4,654,518	$—	$—	$4,654,518
Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The ARK 21Shares Active Bitcoin Ethereum Strategy ETF (the “Fund”) transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended June 30, 2024:

	ARK 21 Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF	Total
Value, Beginning of Period	$—	$—	$—
Purchases	3,897,182	7,702,282	11,599,464
Proceeds from Sales	(2,965,447)	(4,733,659)	(7,699,106)
Net Realized Gains (Losses)	492,311	527,576	1,019,887
Change in Unrealized Appreciation (Depreciation)	(140,736)	(134,223)	(274,959)
Value, End of Period	$1,283,310	$3,361,976	$4,645,286
Dividend Income	21,612	42,228	63,840

Shares, Beginning of Period	—	—
Number of Shares Purchased	83,055	227,776
Number of Shares Sold	(60,195)	(142,504)
Shares, End of Period	22,860	85,272

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